Security Equity Fund
Security Large Cap Value Fund
Security Mid Cap Growth Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated June 2, 2009,
To Prospectus and Statement of Additional Information
Dated February 1, 2009

As of May 18, 2009, each Fund and its respective series will be marketed with the name "Rydex | SGI." Although the legal name of each Fund and its respective series will maintain the Security title, they all will be marketed with the name Rydex | SGI. Therefore, in the Prospectus and SAI, and in some future communications, each Fund will now be referred to as:

Old Name	New Name
Security Global Fund	Rydex | SGI Global Fund
Security All Cap Value Fund	Rydex | SGI All Cap Value Fund
Security Large Cap Value Fund	Rydex | SGI Large Cap Value Fund
Security Mid Cap Value Fund	Rydex | SGI Mid Cap Value Fund
Security Small Cap Value Fund	Rydex | SGI Small Cap Value Fund
Security Equity Fund®	Rydex | SGI Equity Fund
Security Mid Cap Growth Fund	Rydex | SGI Mid Cap Growth Fund
Security Select 25 Fund	Rydex | SGI Select 25 Fund
Security Small Cap Growth Fund	Rydex | SGI Small Cap Growth Fund
Security Alpha Opportunity Fund	Rydex | SGI Alpha Opportunity Fund
Security Large Cap Value Institutional Fund	Rydex | SGI Large Cap Value Institutional Fund
Security Mid Cap Value Institutional Fund	Rydex | SGI Mid Cap Value Institutional Fund
Security Global Institutional Fund	Rydex | SGI Global Institutional Fund

Please Retain This Supplement For Future Reference